Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thrivent Mutual Funds
Entity Central Index Key	0000811869
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000002053
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Fund
Class Name	A
Trading Symbol	TAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Aggressive Allocation Fund (excluding sales charge) earned a return of 15.44%, outperforming the average return of its peer group, the Morningstar Aggressive Allocation category, which returned 12.80%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	9,550	10,000	10,000	10,000	10,000
10/16	9,678	10,205	10,451	10,437	10,022
10/17	11,934	12,573	12,921	10,531	12,392
10/18	12,279	12,508	13,870	10,315	11,370
10/19	13,458	14,082	15,857	11,502	12,652
10/20	14,146	14,771	17,397	12,214	12,321
10/21	19,670	20,277	24,862	12,155	15,976
10/22	16,146	16,230	21,230	10,249	12,026
10/23	16,873	17,935	23,383	10,286	13,477
10/24	22,018	23,816	32,272	11,370	16,757
10/25	25,418	29,208	39,196	12,071	20,934

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	15.44%	12.43%	10.28%
Class A (including max sales charge)Footnote Reference1	10.22%	11.40%	9.78%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

AssetsNet	$ 3,199,064,396
Holdings Count | Holding	1,147
Advisory Fees Paid, Amount	$ 16,008,669
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,199,064,396	1,147	61%	$16,008,669

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	45.5%
Registered Investment Companies	33.6%
Short-Term InvestmentsFootnote Reference*	15.7%
Private Equity Funds	2.3%
Mortgage-Backed Securities	2.1%
U.S. Government & Agencies	1.6%
Commercial Mortgage-Backed Securities
Other Assets & Liabilities	(0.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	8.9%
Thrivent International Equity Fund, Class S	6.3%
Thrivent Large Cap Value Fund, Class S	4.6%
Thrivent Core International Equity Fund	3.6%
Thrivent Mid Cap Stock Fund, Class S	2.8%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Core Emerging Markets Equity Fund	2.1%
NVIDIA Corporation	2.1%
Thrivent Small Cap Stock Fund, Class S	1.9%
Microsoft Corporation	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000002054
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Fund
Class Name	S
Trading Symbol	TAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Aggressive Allocation Fund earned a return of 15.69%, outperforming the average return of its peer group, the Morningstar Aggressive Allocation category, which returned 12.80%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	10,000	10,000	10,000	10,000	10,000
10/16	10,169	10,205	10,451	10,437	10,022
10/17	12,572	12,573	12,921	10,531	12,392
10/18	12,975	12,508	13,870	10,315	11,370
10/19	14,247	14,082	15,857	11,502	12,652
10/20	14,994	14,771	17,397	12,214	12,321
10/21	20,895	20,277	24,862	12,155	15,976
10/22	17,175	16,230	21,230	10,249	12,026
10/23	17,982	17,935	23,383	10,286	13,477
10/24	23,499	23,816	32,272	11,370	16,757
10/25	27,185	29,208	39,196	12,071	20,934

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	15.69%	12.64%	10.52%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

AssetsNet	$ 3,199,064,396
Holdings Count | Holding	1,147
Advisory Fees Paid, Amount	$ 16,008,669
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,199,064,396	1,147	61%	$16,008,669

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	45.5%
Registered Investment Companies	33.6%
Short-Term InvestmentsFootnote Reference*	15.7%
Private Equity Funds	2.3%
Mortgage-Backed Securities	2.1%
U.S. Government & Agencies	1.6%
Commercial Mortgage-Backed Securities
Other Assets & Liabilities	(0.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	8.9%
Thrivent International Equity Fund, Class S	6.3%
Thrivent Large Cap Value Fund, Class S	4.6%
Thrivent Core International Equity Fund	3.6%
Thrivent Mid Cap Stock Fund, Class S	2.8%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Core Emerging Markets Equity Fund	2.1%
NVIDIA Corporation	2.1%
Thrivent Small Cap Stock Fund, Class S	1.9%
Microsoft Corporation	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000002055
Shareholder Report [Line Items]
Fund Name	Thrivent Dynamic Allocation Fund
Class Name	A
Trading Symbol	AABFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Dynamic Allocation Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Dynamic Allocation Fund (excluding sales charge) earned a return of 11.61%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category, which returned 10.38%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
10/15	9,550	10,000	10,000	10,000	10,000	10,000
10/16	9,821	10,205	10,437	10,863	10,328	10,118
10/17	10,880	12,573	10,531	11,726	10,383	12,423
10/18	10,988	12,508	10,315	11,762	10,225	12,567
10/19	11,823	14,082	11,502	12,966	11,132	14,162
10/20	12,013	14,771	12,214	13,557	11,571	14,780
10/21	14,799	20,277	12,155	14,789	11,505	20,755
10/22	12,616	16,230	10,249	13,115	9,774	16,920
10/23	13,029	17,935	10,286	13,895	9,693	18,693
10/24	15,510	23,816	11,370	15,948	10,802	24,988
10/25	17,310	29,208	12,071	17,224	11,593	30,490

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	11.61%	7.58%	6.13%
Class A (including max sales charge)Footnote Reference1	6.61%	6.59%	5.64%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.00%	4.90%	5.59%
Bloomberg U.S. Mortgage-Backed Securities Index	7.32%	0.04%	1.49%
MSCI World Index - USD Net Returns	22.02%	15.58%	11.79%

AssetsNet	$ 441,941,688
Holdings Count | Holding	2,072
Advisory Fees Paid, Amount	$ 2,311,107
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$441,941,688	2,072	78%	$2,311,107

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	45.4%
Common Stock	29.6%
Registered Investments Companies	12.7%
Short-Term Investments	11.5%
Preferred Stock	0.8%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	14.2%
U.S. Affiliated Registered Investment Companies	12.6%
Information Technology	10.9%
Financials	9.5%
Collateralized Mortgage Obligations	5.5%
U.S. Government & Agencies	5.5%
Consumer Discretionary	5.0%
Asset-Backed Securities	4.4%
Communications Services	4.2%
Health Care	3.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	7.4%
Thrivent Core Emerging Markets Debt Fund	5.2%
NVIDIA Corporation	1.8%
Microsoft Corporation	1.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
Apple, Inc.	1.3%
Amazon.com, Inc.	1.0%
U.S. Treasury Bonds	0.9%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent Balanced Income Plus Fund to Thrivent Dynamic Allocation Fund to better reflect its investment strategies.

C000002056
Shareholder Report [Line Items]
Fund Name	Thrivent Dynamic Allocation Fund
Class Name	S
Trading Symbol	IBBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Dynamic Allocation Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Dynamic Allocation Fund earned a return of 11.83%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category, which returned 10.38%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
10/15	10,000	10,000	10,000	10,000	10,000	10,000
10/16	10,330	10,205	10,437	10,863	10,328	10,118
10/17	11,476	12,573	10,531	11,726	10,383	12,423
10/18	11,626	12,508	10,315	11,762	10,225	12,567
10/19	12,547	14,082	11,502	12,966	11,132	14,162
10/20	12,782	14,771	12,214	13,557	11,571	14,780
10/21	15,795	20,277	12,155	14,789	11,505	20,755
10/22	13,496	16,230	10,249	13,115	9,774	16,920
10/23	13,962	17,935	10,286	13,895	9,693	18,693
10/24	16,666	23,816	11,370	15,948	10,802	24,988
10/25	18,638	29,208	12,071	17,224	11,593	30,490

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	11.83%	7.83%	6.42%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.00%	4.90%	5.59%
Bloomberg U.S. Mortgage-Backed Securities Index	7.32%	0.04%	1.49%
MSCI World Index - USD Net Returns	22.02%	15.58%	11.79%

AssetsNet	$ 441,941,688
Holdings Count | Holding	2,072
Advisory Fees Paid, Amount	$ 2,311,107
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$441,941,688	2,072	78%	$2,311,107

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	45.4%
Common Stock	29.6%
Registered Investments Companies	12.7%
Short-Term Investments	11.5%
Preferred Stock	0.8%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	14.2%
U.S. Affiliated Registered Investment Companies	12.6%
Information Technology	10.9%
Financials	9.5%
Collateralized Mortgage Obligations	5.5%
U.S. Government & Agencies	5.5%
Consumer Discretionary	5.0%
Asset-Backed Securities	4.4%
Communications Services	4.2%
Health Care	3.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	7.4%
Thrivent Core Emerging Markets Debt Fund	5.2%
NVIDIA Corporation	1.8%
Microsoft Corporation	1.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
Apple, Inc.	1.3%
Amazon.com, Inc.	1.0%
U.S. Treasury Bonds	0.9%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent Balanced Income Plus Fund to Thrivent Dynamic Allocation Fund to better reflect its investment strategies.

  Effective February 28, 2025, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2026, to waive a portion of the management fees associated with the Class S shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.73%.  As of the prior fiscal year end the Fund did not have an operating expense cap for Class S shares.

C000003642
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Fund
Class Name	A
Trading Symbol	AALGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Global Stock Fund (excluding sales charge) earned a return of 19.47%, outperforming the average return of its peer group, the Morningstar Global Large-Stock Blend category, which returned 17.95%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns
10/15	9,550	10,000
10/16	9,409	10,205
10/17	11,537	12,573
10/18	11,562	12,508
10/19	12,456	14,082
10/20	12,802	14,771
10/21	18,086	20,277
10/22	14,376	16,230
10/23	15,575	17,935
10/24	20,390	23,816
10/25	24,360	29,208

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	19.47%	13.72%	9.82%
Class A (including max sales charge)Footnote Reference1	14.09%	12.68%	9.31%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%

AssetsNet	$ 2,336,716,568
Holdings Count | Holding	1,233
Advisory Fees Paid, Amount	$ 11,846,157
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,336,716,568	1,233	62%	$11,846,157

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	78.2%
Short-Term Investments	17.4%
Registered Investments Companies	4.4%
Preferred Stock&lt;	0.1%

Major Market Sectors (% of Net Assets)

Information Technology	17.2%
Financials	14.8%
Industrials	11.1%
Consumer Discretionary	8.0%
Health Care	7.2%
Communications Services	7.1%
U.S. Affiliated Registered Investment Companies	3.6%
Consumer Staples	2.9%
Materials	2.7%
Utilities	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	3.1%
NVIDIA Corporation	3.1%
Microsoft Corporation	2.9%
Amazon.com, Inc.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc., Class C	1.4%
Meta Platforms, Inc.	1.4%
Broadcom, Inc.	1.1%
Visa, Inc.	0.9%
JPMorgan Chase & Company	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003644
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Fund
Class Name	S
Trading Symbol	IILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Global Stock Fund earned a return of 19.81%, outperforming the average return of its peer group, the Morningstar Global Large-Stock Blend category, which returned 17.95%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns
10/15	10,000	10,000
10/16	9,892	10,205
10/17	12,173	12,573
10/18	12,241	12,508
10/19	13,235	14,082
10/20	13,656	14,771
10/21	19,346	20,277
10/22	15,431	16,230
10/23	16,777	17,935
10/24	22,030	23,816
10/25	26,393	29,208

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	19.81%	14.09%	10.19%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%

AssetsNet	$ 2,336,716,568
Holdings Count | Holding	1,233
Advisory Fees Paid, Amount	$ 11,846,157
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,336,716,568	1,233	62%	$11,846,157

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	78.2%
Short-Term Investments	17.4%
Registered Investments Companies	4.4%
Preferred Stock&lt;	0.1%

Major Market Sectors (% of Net Assets)

Information Technology	17.2%
Financials	14.8%
Industrials	11.1%
Consumer Discretionary	8.0%
Health Care	7.2%
Communications Services	7.1%
U.S. Affiliated Registered Investment Companies	3.6%
Consumer Staples	2.9%
Materials	2.7%
Utilities	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	3.1%
NVIDIA Corporation	3.1%
Microsoft Corporation	2.9%
Amazon.com, Inc.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc., Class C	1.4%
Meta Platforms, Inc.	1.4%
Broadcom, Inc.	1.1%
Visa, Inc.	0.9%
JPMorgan Chase & Company	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 25, 2025, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2026, to waive a portion of the management fees associated with the Class S shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.66%.  As of the prior fiscal year end the Fund did not have an operating expense cap for Class S shares.

C000088463
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Fund
Class Name	A
Trading Symbol	TBFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Government Bond Fund (excluding sales charge) earned a return of 5.82%, outperforming the average return of its peer group, the Morningstar Intermediate Government category, which returned 5.71%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	Bloomberg U.S. Agency Index
10/15	9,810	10,000	10,000	10,000
10/16	10,139	10,437	10,332	10,242
10/17	10,083	10,531	10,261	10,296
10/18	9,883	10,315	10,059	10,222
10/19	10,756	11,502	11,173	11,077
10/20	11,375	12,214	11,950	11,611
10/21	11,205	12,155	11,657	11,517
10/22	9,784	10,249	10,014	10,440
10/23	9,645	10,286	9,952	10,723
10/24	10,605	11,370	10,789	11,476
10/25	11,222	12,071	11,349	12,110

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	5.82%	-0.27%	1.36%
Class A (including max sales charge)Footnote Reference1	3.69%	-0.66%	1.16%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Treasury Index	5.19%	-1.03%	1.27%
Bloomberg U.S. Agency Index	5.52%	0.84%	1.93%

AssetsNet	$ 43,375,265
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 160,348
InvestmentCompanyPortfolioTurnover	352.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$43,375,265	93	352%	$160,348

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

U.S. Government & Agencies	33.7%
Mortgage-Backed Securities	30.8%
Collateralized Mortgage Obligations	19.5%
Commercial Mortgage-Backed Securities	8.6%
Asset-Backed Securities	6.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	93.6%
Short-Term Investments	6.4%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.7
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	63.4
AAA	0.9
U.S. Gov't Guaranteed	33.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	12.3%
U.S. Treasury Notes	7.4%
U.S. Treasury Notes	4.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	4.1%
U.S. Treasury Bonds	3.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.7%
Federal Home Loan Bank	2.2%
U.S. Treasury Notes	2.0%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.8%
Federal Home Loan Mortgage Corporation - REMIC	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

C000088464
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Fund
Class Name	S
Trading Symbol	TBFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Government Bond Fund earned a return of 6.24%, outperforming the average return of its peer group, the Morningstar Intermediate Government category, which returned 5.71%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	Bloomberg U.S. Agency Index
10/15	10,000	10,000	10,000	10,000
10/16	10,341	10,437	10,332	10,242
10/17	10,293	10,531	10,261	10,296
10/18	10,098	10,315	10,059	10,222
10/19	11,002	11,502	11,173	11,077
10/20	11,649	12,214	11,950	11,611
10/21	11,509	12,155	11,657	11,517
10/22	10,058	10,249	10,014	10,440
10/23	9,936	10,286	9,952	10,723
10/24	10,954	11,370	10,789	11,476
10/25	11,639	12,071	11,349	12,110

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	6.24%	-0.02%	1.53%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Treasury Index	5.19%	-1.03%	1.27%
Bloomberg U.S. Agency Index	5.52%	0.84%	1.93%

AssetsNet	$ 43,375,265
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 160,348
InvestmentCompanyPortfolioTurnover	352.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$43,375,265	93	352%	$160,348

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

U.S. Government & Agencies	33.7%
Mortgage-Backed Securities	30.8%
Collateralized Mortgage Obligations	19.5%
Commercial Mortgage-Backed Securities	8.6%
Asset-Backed Securities	6.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	93.6%
Short-Term Investments	6.4%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.8
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	4.9
AA	37.1
AAA	0.8
U.S. Gov't Guaranteed	54.3

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	12.3%
U.S. Treasury Notes	7.4%
U.S. Treasury Notes	4.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	4.1%
U.S. Treasury Bonds	3.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.7%
Federal Home Loan Bank	2.2%
U.S. Treasury Notes	2.0%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.8%
Federal Home Loan Mortgage Corporation - REMIC	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

  Effective February 28, 2025, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2026, to waive a portion of the management fees associated with the Class S shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.50% from the previous annual rate of 0.52% of the average daily net assets of the Class S shares.

C000198645
Shareholder Report [Line Items]
Fund Name	Thrivent High Income Municipal Bond Fund
Class Name	S
Trading Symbol	THMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent High Income Municipal Bond Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, High Income Municipal Bond Fund earned a return of 2.77%, outperforming the average return of its peer group, the Morningstar High Yield Muni category, which returned 1.73%. The Fund’s broad-based benchmark, Bloomberg Municipal Bond Index, earned a return of 4.17% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg Municipal Bond Index	Bloomberg 65% High Grade/35% High Yield Bond Index
02/18	10,000	10,000	10,000
10/18	10,079	10,047	10,171
10/19	11,239	10,993	11,208
10/20	11,176	11,388	11,528
10/21	12,239	11,688	12,150
10/22	9,925	10,288	10,502
10/23	10,258	10,560	10,829
10/24	12,029	11,584	12,168
10/25	12,362	12,067	12,616

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 2/28/2018
Class SFootnote Reference1	2.77%	2.04%	2.80%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.48%
Bloomberg 65% High Grade/35% High Yield Bond Index	3.68%	1.82%	3.07%

AssetsNet	$ 51,578,806
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 240,804
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$51,578,806	225	43%	$240,804

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Education	25.6%
Health Care	19.3%
Tax Revenue	17.1%
Transportation	14.8%
Industrial Development Revenue	6.9%
Water & Sewer	5.6%
Other Revenue	3.9%
General Obligation	3.3%
Housing Finance	1.7%
Electric Revenue	1.2%

State Weightings (% of Net Assets)

Florida	10.2%
Wisconsin	9.6%
Texas	7.9%
New York	7.7%
California	5.8%
Colorado	5.0%
Minnesota	4.1%
Utah	3.8%
Arizona	3.5%
Ohio	3.3%
Other States	38.4%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	33.9
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	1.0
BA	12.8
BAA	27.7
A	7.5
AA	14.3
AAA	2.7
U.S. Gov't Guaranteed	0.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

C000003614
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Fund
Class Name	A
Trading Symbol	LBHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, High Yield Fund (excluding sales charge) earned a return of 7.70%, outperforming the average return of its peer group, the Morningstar High Yield Bond category, which returned 7.61%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Bond Index
10/15	9,550	10,000	10,000
10/16	10,128	10,437	11,014
10/17	10,981	10,531	11,996
10/18	10,949	10,315	12,113
10/19	11,797	11,502	13,129
10/20	11,778	12,214	13,587
10/21	12,795	12,155	15,017
10/22	11,422	10,249	13,252
10/23	11,990	10,286	14,078
10/24	13,662	11,370	16,397
10/25	14,714	12,071	17,735

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	7.70%	4.55%	4.42%
Class A (including max sales charge)Footnote Reference1	2.84%	3.60%	3.94%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Corporate High Yield Bond Index	8.16%	5.47%	5.90%

AssetsNet	$ 658,548,733
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 2,468,904
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$658,548,733	636	41%	$2,468,904

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Consumer Cyclical	17.2%
Financials	12.8%
Communications Services	12.8%
Consumer Non-Cyclical	11.8%
Energy	10.8%
Capital Goods	10.3%
Technology	7.2%
Basic Materials	6.2%
Utilities	3.7%
Transportation	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	93.5%
Short-Term Investments	4.2%
Bank Loans	2.1%
Preferred Stock	0.2%
Common Stock&lt;	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.7
D	0.0
C	0.0
CA	0.0
CAA	10.9
B	47.6
BA	38.5
BAA	2.2
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Caesars Entertainment, Inc.	0.6%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
Tenet Healthcare Corporation	0.5%
TerraForm Power Operating, LLC	0.4%
Vistra Corporation	0.4%
Venture Global LNG, Inc.	0.4%
Albertsons Companies, Inc.	0.4%
AdaptHealth, LLC	0.4%
Cloud Software Group, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

  The Fund’s Board of Trustees has approved a 1-for-4 reverse share split of the Fund’s issued and outstanding shares. The reverse share split was completed on December 5, 2025.

C000003616
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Fund
Class Name	S
Trading Symbol	LBHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, High Yield Fund earned a return of 7.99%, outperforming the average return of its peer group, the Morningstar High Yield Bond category, which returned 7.61%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Bond Index
10/15	10,000	10,000	10,000
10/16	10,634	10,437	11,014
10/17	11,557	10,531	11,996
10/18	11,573	10,315	12,113
10/19	12,474	11,502	13,129
10/20	12,488	12,214	13,587
10/21	13,630	12,155	15,017
10/22	12,205	10,249	13,252
10/23	12,814	10,286	14,078
10/24	14,640	11,370	16,397
10/25	15,811	12,071	17,735

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	7.99%	4.83%	4.69%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Corporate High Yield Bond Index	8.16%	5.47%	5.90%

AssetsNet	$ 658,548,733
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 2,468,904
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$658,548,733	636	41%	$2,468,904

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Consumer Cyclical	17.2%
Financials	12.8%
Communications Services	12.8%
Consumer Non-Cyclical	11.8%
Energy	10.8%
Capital Goods	10.3%
Technology	7.2%
Basic Materials	6.2%
Utilities	3.7%
Transportation	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	93.5%
Short-Term Investments	4.2%
Bank Loans	2.1%
Preferred Stock	0.2%
Common Stock&lt;	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.7
D	0.0
C	0.0
CA	0.0
CAA	10.9
B	47.6
BA	38.5
BAA	2.2
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Caesars Entertainment, Inc.	0.6%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
Tenet Healthcare Corporation	0.5%
TerraForm Power Operating, LLC	0.4%
Vistra Corporation	0.4%
Venture Global LNG, Inc.	0.4%
Albertsons Companies, Inc.	0.4%
AdaptHealth, LLC	0.4%
Cloud Software Group, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

  The Fund’s Board of Trustees has approved a 1-for-4 reverse share split of the Fund’s issued and outstanding shares. The reverse share split was completed on December 5, 2025.

C000003634
Shareholder Report [Line Items]
Fund Name	Thrivent Income Fund
Class Name	A
Trading Symbol	LUBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Income Fund (excluding sales charge) earned a return of 6.77%, outperforming the average return of its peer group, the Morningstar Corporate Bond category, which returned 6.76%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
10/15	9,550	10,000	10,000
10/16	10,182	10,437	10,723
10/17	10,522	10,531	11,095
10/18	10,237	10,315	10,759
10/19	11,612	11,502	12,413
10/20	12,516	12,214	13,288
10/21	12,921	12,155	13,578
10/22	10,399	10,249	10,920
10/23	10,692	10,286	11,223
10/24	12,179	11,370	12,753
10/25	13,004	12,071	13,597

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	6.77%	0.77%	3.14%
Class A (including max sales charge)Footnote Reference1	2.02%	-0.16%	2.67%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Corporate Bond Index	6.62%	0.46%	3.12%

AssetsNet	$ 1,283,587,856
Holdings Count | Holding	599
Advisory Fees Paid, Amount	$ 3,964,079
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,283,587,856	599	69%	$3,964,079

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	36.6%
Consumer Non-Cyclical	9.2%
Utilities	8.6%
Technology	7.1%
Energy	6.4%
Communications Services	6.1%
U.S. Government & Agencies	5.6%
Consumer Cyclical	5.6%
Capital Goods	5.1%
Basic Materials	2.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.4%
Short-Term Investments	1.3%
Preferred Stock	0.3%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.3
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	1.1
BA	7.5
BAA	53.1
A	26.4
AA	4.7
AAA	1.0
U.S. Gov't Guaranteed	5.5

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.6%
U.S. Treasury Bonds	1.4%
U.S. Treasury Notes	0.9%
U.S. Treasury Bonds	0.9%
Sprint Capital Corporation	0.7%
U.S. Treasury Notes	0.6%
U.S. Treasury Bonds	0.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
Bank of America Corporation	0.4%
Bank of America Corporation	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

  The Fund’s Board of Trustees has approved a 1-for-2 reverse share split of the Fund’s issued and outstanding shares. The reverse share split was completed on December 5, 2025.

C000003636
Shareholder Report [Line Items]
Fund Name	Thrivent Income Fund
Class Name	S
Trading Symbol	LBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Income Fund earned a return of 6.93%, outperforming the average return of its peer group, the Morningstar Corporate Bond category, which returned 6.76%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
10/15	10,000	10,000	10,000
10/16	10,697	10,437	10,723
10/17	11,089	10,531	11,095
10/18	10,834	10,315	10,759
10/19	12,314	11,502	12,413
10/20	13,312	12,214	13,288
10/21	13,780	12,155	13,578
10/22	11,134	10,249	10,920
10/23	11,482	10,286	11,223
10/24	13,116	11,370	12,753
10/25	14,026	12,071	13,597

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	6.93%	1.05%	3.44%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Corporate Bond Index	6.62%	0.46%	3.12%

AssetsNet	$ 1,283,587,856
Holdings Count | Holding	599
Advisory Fees Paid, Amount	$ 3,964,079
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,283,587,856	599	69%	$3,964,079

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	36.6%
Consumer Non-Cyclical	9.2%
Utilities	8.6%
Technology	7.1%
Energy	6.4%
Communications Services	6.1%
U.S. Government & Agencies	5.6%
Consumer Cyclical	5.6%
Capital Goods	5.1%
Basic Materials	2.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.4%
Short-Term Investments	1.3%
Preferred Stock	0.3%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.3
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	1.1
BA	7.5
BAA	53.1
A	26.4
AA	4.7
AAA	1.0
U.S. Gov't Guaranteed	5.5

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.6%
U.S. Treasury Bonds	1.4%
U.S. Treasury Notes	0.9%
U.S. Treasury Bonds	0.9%
Sprint Capital Corporation	0.7%
U.S. Treasury Notes	0.6%
U.S. Treasury Bonds	0.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
Bank of America Corporation	0.4%
Bank of America Corporation	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

  The Fund’s Board of Trustees has approved a 1-for-2 reverse share split of the Fund’s issued and outstanding shares. The reverse share split was completed on December 5, 2025.

C000058555
Shareholder Report [Line Items]
Fund Name	Thrivent International Equity Fund
Class Name	A
Trading Symbol	TWAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent International Equity Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$129	1.16%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, International Equity Fund (excluding sales charge) earned a return of 22.26%, underperforming the average return of its peer group, the Morningstar Foreign Large Blend category, which returned 22.75%. The Fund’s broad-based benchmark, MSCI All Country World Index ex-USA - USD Net Returns, earned a return of 24.93% over the same period. The Fund uses equity index and currency futures to manage cash flows, adjust market exposure, and to balance country and currency exposures. The Fund's use of derivatives had a net positive impact on returns.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns
10/15	9,550	10,000
10/16	9,761	10,022
10/17	11,690	12,392
10/18	10,460	11,370
10/19	11,439	12,652
10/20	10,500	12,321
10/21	14,124	15,976
10/22	10,554	12,026
10/23	11,809	13,477
10/24	14,419	16,757
10/25	17,629	20,934

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	22.26%	10.92%	6.32%
Class A (including max sales charge)Footnote Reference1	16.77%	9.90%	5.84%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

AssetsNet	$ 944,455,428
Holdings Count | Holding	1,024
Advisory Fees Paid, Amount	$ 5,585,397
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$944,455,428	1,024	78%	$5,585,397

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	89.5%
Short-Term Investments	10.3%
Preferred Stock	0.2%

Country Weightings (% of Net Assets)

Japan	18.8%
United Kingdom	11.6%
France	7.3%
Germany	7.1%
Switzerland	6.7%
Australia	5.7%
Netherlands	5.7%
Italy	3.2%
Spain	2.2%
Cayman Islands	2.1%
Other Countries	18.7%

Major Market Sectors (% of Net Assets)

Financials	23.0%
Industrials	17.8%
Information Technology	10.0%
Consumer Discretionary	8.8%
Health Care	7.4%
Communications Services	5.9%
Materials	5.3%
Consumer Staples	3.5%
Utilities	2.7%
Energy	2.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Novartis AG	1.8%
Shell plc	1.6%
ASML Holding NV	1.6%
Allianz SE	1.4%
ABB, Ltd.	1.4%
Roche Holding AG, Participation Certificates	1.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.2%
Safran SA	1.2%
UniCredit SPA	1.2%
SAP SE	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent International Allocation Fund to Thrivent International Equity Fund to better reflect its investment strategies.

  Effective February 28, 2025, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2026, to waive a portion of the management fees associated with the Class S shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.50% from the previous annual rate of 0.52% of the average daily net assets of the Class S shares.

C000058556
Shareholder Report [Line Items]
Fund Name	Thrivent International Equity Fund
Class Name	S
Trading Symbol	TWAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent International Equity Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, International Equity Fund earned a return of 22.69%, underperforming the average return of its peer group, the Morningstar Foreign Large Blend category, which returned 22.75%. The Fund’s broad-based benchmark, MSCI All Country World Index ex-USA - USD Net Returns, earned a return of 24.93% over the same period. The Fund uses equity index and currency futures to manage cash flows, adjust market exposure, and to balance country and currency exposures. The Fund's use of derivatives had a net positive impact on returns.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns
10/15	10,000	10,000
10/16	10,260	10,022
10/17	12,335	12,392
10/18	11,086	11,370
10/19	12,176	12,652
10/20	11,215	12,321
10/21	15,138	15,976
10/22	11,369	12,026
10/23	12,750	13,477
10/24	15,631	16,757
10/25	19,177	20,934

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	22.69%	11.33%	6.73%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

AssetsNet	$ 944,455,428
Holdings Count | Holding	1,024
Advisory Fees Paid, Amount	$ 5,585,397
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$944,455,428	1,024	78%	$5,585,397

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	89.5%
Short-Term Investments	10.3%
Preferred Stock	0.2%

Country Weightings (% of Net Assets)

Japan	18.8%
United Kingdom	11.6%
France	7.3%
Germany	7.1%
Switzerland	6.7%
Australia	5.7%
Netherlands	5.7%
Italy	3.2%
Spain	2.2%
Cayman Islands	2.1%
Other Countries	18.7%

Major Market Sectors (% of Net Assets)

Financials	23.0%
Industrials	17.8%
Information Technology	10.0%
Consumer Discretionary	8.8%
Health Care	7.4%
Communications Services	5.9%
Materials	5.3%
Consumer Staples	3.5%
Utilities	2.7%
Energy	2.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Novartis AG	1.8%
Shell plc	1.6%
ASML Holding NV	1.6%
Allianz SE	1.4%
ABB, Ltd.	1.4%
Roche Holding AG, Participation Certificates	1.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.2%
Safran SA	1.2%
UniCredit SPA	1.2%
SAP SE	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent International Allocation Fund to Thrivent International Equity Fund to better reflect its investment strategies.

C000003637
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Fund
Class Name	A
Trading Symbol	AAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Large Cap Growth Fund (excluding sales charge) earned a return of 24.44%, underperforming the average return of its peer group, the Morningstar Large Growth category, which returned 25.79%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	Russell 3000® Index	Russell 1000® Growth Index	S&P 500 Growth Index
10/15	9,550	10,000	10,000	10,000
10/16	9,118	10,424	10,228	10,266
10/17	11,401	12,924	13,267	12,988
10/18	12,925	13,776	14,688	14,475
10/19	14,618	15,635	17,200	16,542
10/20	19,429	17,221	22,226	20,586
10/21	27,419	24,782	31,830	29,856
10/22	18,690	20,688	24,001	22,563
10/23	22,727	22,422	28,549	25,249
10/24	32,580	30,910	41,044	36,276
10/25	40,542	37,343	53,572	47,882

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	24.44%	15.85%	15.56%
Class A (including max sales charge)Footnote Reference1	18.85%	14.79%	15.02%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500 Growth Index	31.99%	18.39%	16.95%

AssetsNet	$ 4,232,799,063
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 22,353,799
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,232,799,063	37	46%	$22,353,799

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.7%
Short-Term Investments	4.3%

Major Market Sectors (% of Net Assets)

Information Technology	44.1%
Communications Services	15.6%
Consumer Discretionary	14.6%
Financials	8.1%
Health Care	5.6%
Industrials	5.0%
Consumer Staples	1.9%
Energy	0.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	12.8%
Microsoft Corporation	9.2%
Amazon.com, Inc.	7.8%
Apple, Inc.	7.2%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.6%
Alphabet, Inc., Class C	3.9%
Visa, Inc.	3.8%
Alphabet, Inc., Class A	3.7%
Tesla, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  The expense limitation agreement set at an annual rate of 1.04% expired on February 28, 2025. The Fund is no longer subject to an expense cap.

C000003639
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Fund
Class Name	S
Trading Symbol	THLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Large Cap Growth Fund earned a return of 24.76%, underperforming the average return of its peer group, the Morningstar Large Growth category, which returned 25.79%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	Russell 1000® Growth Index	S&P 500 Growth Index
10/15	10,000	10,000	10,000	10,000
10/16	9,574	10,424	10,228	10,266
10/17	12,024	12,924	13,267	12,988
10/18	13,671	13,776	14,688	14,475
10/19	15,516	15,635	17,200	16,542
10/20	20,697	17,221	22,226	20,586
10/21	29,312	24,782	31,830	29,856
10/22	20,036	20,688	24,001	22,563
10/23	24,438	22,422	28,549	25,249
10/24	35,124	30,910	41,044	36,276
10/25	43,820	37,343	53,572	47,882

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	24.76%	16.19%	15.92%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500 Growth Index	31.99%	18.39%	16.95%

AssetsNet	$ 4,232,799,063
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 22,353,799
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,232,799,063	37	46%	$22,353,799

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.7%
Short-Term Investments	4.3%

Major Market Sectors (% of Net Assets)

Information Technology	44.1%
Communications Services	15.6%
Consumer Discretionary	14.6%
Financials	8.1%
Health Care	5.6%
Industrials	5.0%
Consumer Staples	1.9%
Energy	0.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	12.8%
Microsoft Corporation	9.2%
Amazon.com, Inc.	7.8%
Apple, Inc.	7.2%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.6%
Alphabet, Inc., Class C	3.9%
Visa, Inc.	3.8%
Alphabet, Inc., Class A	3.7%
Tesla, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003645
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Fund
Class Name	A
Trading Symbol	AAUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Large Cap Value Fund (excluding sales charge) earned a return of 13.79%, outperforming the average return of its peer group, the Morningstar Large Value category, which returned 10.51%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	Russell 3000® Index	Russell 1000® Value Index	S&P 500 Value Index
10/15	9,550	10,000	10,000	10,000
10/16	9,919	10,424	10,637	10,644
10/17	12,078	12,924	12,528	12,732
10/18	12,733	13,776	12,909	13,116
10/19	13,524	15,635	14,356	15,011
10/20	12,456	17,221	13,270	13,947
10/21	19,293	24,782	19,077	19,652
10/22	18,543	20,688	17,742	18,933
10/23	18,628	22,422	17,766	20,390
10/24	24,118	30,910	23,269	26,853
10/25	27,445	37,343	25,863	29,364

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	13.79%	17.12%	11.13%
Class A (including max sales charge)Footnote Reference1	8.68%	16.05%	10.62%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500 Value Index	9.35%	16.06%	11.37%

AssetsNet	$ 2,973,860,120
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 12,000,251
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,973,860,120	86	23%	$12,000,251

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.2%
Short-Term Investments	1.8%

Major Market Sectors (% of Net Assets)

Financials	20.3%
Information Technology	14.2%
Industrials	12.8%
Health Care	12.6%
Energy	7.1%
Utilities	6.7%
Communications Services	6.4%
Consumer Discretionary	5.4%
Consumer Staples	4.8%
Materials	4.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.4%
Microsoft Corporation	3.1%
Bank of America Corporation	2.8%
Exxon Mobil Corporation	2.5%
Johnson & Johnson	2.4%
Alphabet, Inc., Class C	2.3%
Capital One Financial Corporation	2.3%
Samsung Electronics Company, Ltd.	2.2%
JPMorgan Chase & Company	2.2%
Qualcomm, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003647
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Fund
Class Name	S
Trading Symbol	TLVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Large Cap Value Fund earned a return of 14.13%, outperforming the average return of its peer group, the Morningstar Large Value category, which returned 10.51%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	Russell 1000® Value Index	S&P 500 Value Index
10/15	10,000	10,000	10,000	10,000
10/16	10,429	10,424	10,637	10,644
10/17	12,746	12,924	12,528	12,732
10/18	13,491	13,776	12,909	13,116
10/19	14,383	15,635	14,356	15,011
10/20	13,288	17,221	13,270	13,947
10/21	20,654	24,782	19,077	19,652
10/22	19,909	20,688	17,742	18,933
10/23	20,059	22,422	17,766	20,390
10/24	26,049	30,910	23,269	26,853
10/25	29,728	37,343	25,863	29,364

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	14.13%	17.47%	11.51%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500 Value Index	9.35%	16.06%	11.37%

AssetsNet	$ 2,973,860,120
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 12,000,251
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,973,860,120	86	23%	$12,000,251

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.2%
Short-Term Investments	1.8%

Major Market Sectors (% of Net Assets)

Financials	20.3%
Information Technology	14.2%
Industrials	12.8%
Health Care	12.6%
Energy	7.1%
Utilities	6.7%
Communications Services	6.4%
Consumer Discretionary	5.4%
Consumer Staples	4.8%
Materials	4.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.4%
Microsoft Corporation	3.1%
Bank of America Corporation	2.8%
Exxon Mobil Corporation	2.5%
Johnson & Johnson	2.4%
Alphabet, Inc., Class C	2.3%
Capital One Financial Corporation	2.3%
Samsung Electronics Company, Ltd.	2.2%
JPMorgan Chase & Company	2.2%
Qualcomm, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000217755
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Growth Fund
Class Name	S
Trading Symbol	TMCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Growth Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Mid Cap Growth Fund earned a return of 6.72%, underperforming the average return of its peer group, the Morningstar Mid-Cap Growth category, which returned 14.62%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	Russell Midcap® Growth Index	S&P MidCap 400 Growth Index
02/20	10,000	10,000	10,000	10,000
10/20	12,650	11,246	12,137	11,344
10/21	17,851	16,182	16,922	16,075
10/22	12,470	13,509	12,025	13,162
10/23	12,194	14,642	12,428	13,298
10/24	15,646	20,184	17,234	17,720
10/25	16,697	24,385	20,610	18,959

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 2/28/2020
Class SFootnote Reference1	6.72%	5.71%	9.45%
Russell 3000® Index	20.81%	16.74%	17.00%
Russell Midcap® Growth Index	19.59%	11.17%	13.59%
S&P MidCap 400 Growth Index	6.99%	10.82%	11.93%

AssetsNet	$ 35,862,013
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 260,288
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$35,862,013	74	68%	$260,288

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.3%
Short-Term Investments	2.4%
Registered Investments Companies	2.3%

Major Market Sectors (% of Net Assets)

Information Technology	27.5%
Industrials	23.8%
Consumer Discretionary	11.9%
Health Care	11.8%
Financials	7.9%
Communications Services	3.3%
U.S. Unaffiliated Registered Investment Companies	2.3%
Real Estate	2.1%
Energy	2.0%
Utilities	2.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Howmet Aerospace, Inc.	2.5%
Axon Enterprise, Inc.	2.4%
BWX Technologies, Inc.	2.3%
Amphenol Corporation	2.2%
nVent Electric plc	2.2%
DoorDash, Inc.	2.2%
Vistra Energy Corporation	2.0%
Hilton Worldwide Holdings, Inc.	2.0%
Arista Networks, Inc.	2.0%
Guidewire Software, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003596
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Fund
Class Name	A
Trading Symbol	AASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$98	0.97%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Mid Cap Stock Fund (excluding sales charge) earned a return of 2.59%, underperforming the average return of its peer group, the Morningstar Mid-Cap Blend category, which returned 8.13%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Index
10/15	9,550	10,000	10,000	10,000
10/16	10,785	10,424	10,626	10,417
10/17	13,549	12,924	13,120	12,613
10/18	14,100	13,776	13,254	12,966
10/19	15,071	15,635	14,449	14,745
10/20	15,987	17,221	14,283	15,353
10/21	24,475	24,782	21,268	22,322
10/22	20,651	20,688	18,813	18,490
10/23	19,767	22,422	18,614	18,304
10/24	25,304	30,910	24,755	24,783
10/25	25,959	37,343	26,335	27,456

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	2.59%	10.18%	10.52%
Class A (including max sales charge)Footnote Reference1	-2.04%	9.17%	10.01%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P MidCap 400® Index	6.38%	13.02%	10.17%
Russell Midcap® Index	10.79%	12.33%	10.63%

AssetsNet	$ 3,085,794,561
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 21,654,268
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,085,794,561	64	53%	$21,654,268

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.7%

Major Market Sectors (% of Net Assets)

Industrials	22.6%
Information Technology	14.7%
Financials	14.7%
Consumer Discretionary	10.3%
Health Care	9.9%
Materials	5.8%
Utilities	4.9%
Real Estate	4.7%
Consumer Staples	4.7%
Energy	3.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Steel Dynamics, Inc.	3.5%
Trimble, Inc.	3.1%
Garmin, Ltd.	2.7%
Rockwell Automation, Inc.	2.6%
Arch Capital Group, Ltd.	2.5%
Expand Energy Corporation	2.4%
First Industrial Realty Trust, Inc.	2.2%
Mettler-Toledo International, Inc.	2.1%
M&T Bank Corporation	2.0%
Datadog, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003598
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Fund
Class Name	S
Trading Symbol	TMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Mid Cap Stock Fund earned a return of 2.81%, underperforming the average return of its peer group, the Morningstar Mid-Cap Blend category, which returned 8.13%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Index
10/15	10,000	10,000	10,000	10,000
10/16	11,336	10,424	10,626	10,417
10/17	14,288	12,924	13,120	12,613
10/18	14,910	13,776	13,254	12,966
10/19	15,991	15,635	14,449	14,745
10/20	17,009	17,221	14,283	15,353
10/21	26,092	24,782	21,268	22,322
10/22	22,070	20,688	18,813	18,490
10/23	21,175	22,422	18,614	18,304
10/24	27,161	30,910	24,755	24,783
10/25	27,924	37,343	26,335	27,456

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	2.81%	10.42%	10.81%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P MidCap 400® Index	6.38%	13.02%	10.17%
Russell Midcap® Index	10.79%	12.33%	10.63%

AssetsNet	$ 3,085,794,561
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 21,654,268
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,085,794,561	64	53%	$21,654,268

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.7%

Major Market Sectors (% of Net Assets)

Industrials	22.6%
Information Technology	14.7%
Financials	14.7%
Consumer Discretionary	10.3%
Health Care	9.9%
Materials	5.8%
Utilities	4.9%
Real Estate	4.7%
Consumer Staples	4.7%
Energy	3.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Steel Dynamics, Inc.	3.5%
Trimble, Inc.	3.1%
Garmin, Ltd.	2.7%
Rockwell Automation, Inc.	2.6%
Arch Capital Group, Ltd.	2.5%
Expand Energy Corporation	2.4%
First Industrial Realty Trust, Inc.	2.2%
Mettler-Toledo International, Inc.	2.1%
M&T Bank Corporation	2.0%
Datadog, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000217756
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Value Fund
Class Name	S
Trading Symbol	TMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Value Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Mid Cap Value Fund earned a return of 5.83%, underperforming the average return of its peer group, the Morningstar Mid-Cap Value category, which returned 5.99%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	Russell Midcap® Value Index	S&P MidCap 400 Value Index
02/20	10,000	10,000	10,000	10,000
10/20	10,200	11,246	9,958	9,739
10/21	16,257	16,182	14,797	15,303
10/22	15,818	13,509	13,291	14,565
10/23	15,438	14,642	12,818	14,074
10/24	19,830	20,184	17,180	18,682
10/25	20,986	24,385	18,530	19,744

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 2/28/2020
Class SFootnote Reference1	5.83%	15.52%	13.95%
Russell 3000® Index	20.81%	16.74%	17.00%
Russell Midcap® Value Index	7.86%	13.23%	11.48%
S&P MidCap 400 Value Index	5.69%	15.18%	12.73%

AssetsNet	$ 15,436,098
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 199,278
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$15,436,098	81	60%	$199,278

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.6%
Short-Term Investments	0.4%

Major Market Sectors (% of Net Assets)

Industrials	19.6%
Financials	17.8%
Information Technology	10.4%
Utilities	9.0%
Consumer Discretionary	8.3%
Health Care	7.4%
Materials	7.0%
Energy	6.8%
Real Estate	5.7%
Consumer Staples	4.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.5%
M&T Bank Corporation	2.4%
Hexcel Corporation	2.3%
Crown Holdings, Inc.	2.1%
Flowserve Corporation	2.1%
MKS, Inc.	2.0%
Unilever plc ADR	2.0%
MSC Industrial Direct Company, Inc.	2.0%
Sysco Corporation	2.0%
General Dynamics Corporation	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There was a significant reduction in fund assets during this period causing an increase in gross fund expenses. However, for the year ended October 31, 2025, there was a contractual agreement in place to limit fund expenses to 0.90% therefore the increase to gross fund expenses did not impact shareholders. On May 20, 2025, the Fund’s Board of Trustees approved the conversion of the Fund into Thrivent Mid Cap Value ETF, a newly organized exchange traded fund that is a series of Thrivent ETF Trust. The conversion was completed on November 14, 2025. Upon completion of the conversion, the Fund moved to a new management fee structure.

C000003599
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Fund
Class Name	A
Trading Symbol	THMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Moderate Allocation Fund (excluding sales charge) earned a return of 13.53%, outperforming the average return of its peer group, the Morningstar Moderate Allocation category, which returned 12.33%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	9,550	10,000	10,000	10,000	10,000
10/16	9,835	10,205	10,451	10,437	10,022
10/17	11,121	12,573	12,921	10,531	12,392
10/18	11,177	12,508	13,870	10,315	11,370
10/19	12,333	14,082	15,857	11,502	12,652
10/20	13,094	14,771	17,397	12,214	12,321
10/21	16,076	20,277	24,862	12,155	15,976
10/22	13,417	16,230	21,230	10,249	12,026
10/23	13,969	17,935	23,383	10,286	13,477
10/24	17,460	23,816	32,272	11,370	16,757
10/25	19,822	29,208	39,196	12,071	20,934

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	13.53%	8.65%	7.58%
Class A (including max sales charge)Footnote Reference1	8.43%	7.66%	7.08%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

AssetsNet	$ 4,208,190,472
Holdings Count | Holding	2,433
Advisory Fees Paid, Amount	$ 16,212,378
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,208,190,472	2,433	59%	$16,212,378

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	40.8%
Common Stock	24.9%
Short-Term InvestmentsFootnote Reference*	15.1%
U.S. Government & Agencies	6.0%
Mortgage-Backed Securities	5.6%
Corporate Bonds	5.3%
Private Equity Funds	1.8%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Foreign Government
Other Assets & Liabilities	(1.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	11.9%
Thrivent Large Cap Value Fund, Class S	9.8%
Thrivent International Equity Fund, Class S	4.3%
Thrivent Income Fund, Class S	3.1%
Thrivent Global Stock Fund, Class S	2.5%
Thrivent Mid Cap Stock Fund, Class S	2.2%
Thrivent Short-Term Bond Fund, Class S	1.8%
Thrivent Core Emerging Markets Debt Fund	1.6%
NVIDIA Corporation	1.5%
Microsoft Corporation	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003600
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Fund
Class Name	S
Trading Symbol	TMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Moderate Allocation Fund earned a return of 13.87%, outperforming the average return of its peer group, the Morningstar Moderate Allocation category, which returned 12.33%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	10,000	10,000	10,000	10,000	10,000
10/16	10,331	10,205	10,451	10,437	10,022
10/17	11,719	12,573	12,921	10,531	12,392
10/18	11,809	12,508	13,870	10,315	11,370
10/19	13,057	14,082	15,857	11,502	12,652
10/20	13,893	14,771	17,397	12,214	12,321
10/21	17,099	20,277	24,862	12,155	15,976
10/22	14,303	16,230	21,230	10,249	12,026
10/23	14,924	17,935	23,383	10,286	13,477
10/24	18,694	23,816	32,272	11,370	16,757
10/25	21,287	29,208	39,196	12,071	20,934

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	13.87%	8.91%	7.85%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

AssetsNet	$ 4,208,190,472
Holdings Count | Holding	2,433
Advisory Fees Paid, Amount	$ 16,212,378
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,208,190,472	2,433	59%	$16,212,378

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	40.8%
Common Stock	24.9%
Short-Term InvestmentsFootnote Reference*	15.1%
U.S. Government & Agencies	6.0%
Mortgage-Backed Securities	5.6%
Corporate Bonds	5.3%
Private Equity Funds	1.8%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Foreign Government
Other Assets & Liabilities	(1.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	11.9%
Thrivent Large Cap Value Fund, Class S	9.8%
Thrivent International Equity Fund, Class S	4.3%
Thrivent Income Fund, Class S	3.1%
Thrivent Global Stock Fund, Class S	2.5%
Thrivent Mid Cap Stock Fund, Class S	2.2%
Thrivent Short-Term Bond Fund, Class S	1.8%
Thrivent Core Emerging Markets Debt Fund	1.6%
NVIDIA Corporation	1.5%
Microsoft Corporation	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003601
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Fund
Class Name	A
Trading Symbol	TMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Moderately Aggressive Allocation Fund (excluding sales charge) earned a return of 15.18%, outperforming the average return of its peer group, the Morningstar Moderately Aggressive Allocation category, which returned 13.70%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	9,550	10,000	10,000	10,000	10,000
10/16	9,775	10,205	10,451	10,437	10,022
10/17	11,555	12,573	12,921	10,531	12,392
10/18	11,713	12,508	13,870	10,315	11,370
10/19	12,926	14,082	15,857	11,502	12,652
10/20	13,672	14,771	17,397	12,214	12,321
10/21	17,652	20,277	24,862	12,155	15,976
10/22	14,535	16,230	21,230	10,249	12,026
10/23	15,169	17,935	23,383	10,286	13,477
10/24	19,317	23,816	32,272	11,370	16,757
10/25	22,249	29,208	39,196	12,071	20,934

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	15.18%	10.23%	8.83%
Class A (including max sales charge)Footnote Reference1	9.99%	9.22%	8.32%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

AssetsNet	$ 5,357,650,690
Holdings Count | Holding	2,409
Advisory Fees Paid, Amount	$ 21,398,094
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$5,357,650,690	2,409	49%	$21,398,094

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	46.8%
Common Stock	29.0%
Short-Term InvestmentsFootnote Reference*	14.7%
U.S. Government & Agencies	2.7%
Mortgage-Backed Securities	2.5%
Corporate Bonds	2.3%
Private Equity Funds	1.7%
Collateralized Mortgage Obligations	0.5%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Foreign Government
Other Assets & Liabilities	(0.5%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	11.8%
Thrivent Large Cap Value Fund, Class S	9.0%
Thrivent International Equity Fund, Class S	6.7%
Thrivent Global Stock Fund, Class S	5.1%
Thrivent Mid Cap Stock Fund, Class S	3.5%
Thrivent Core International Equity Fund	3.1%
Thrivent Core Emerging Markets Equity Fund	1.8%
NVIDIA Corporation	1.6%
Thrivent Small Cap Stock Fund, Class S	1.5%
Thrivent Income Fund, Class S	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003602
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Fund
Class Name	S
Trading Symbol	TMAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Moderately Aggressive Allocation Fund earned a return of 15.36%, outperforming the average return of its peer group, the Morningstar Moderately Aggressive Allocation category, which returned 13.70%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	10,000	10,000	10,000	10,000	10,000
10/16	10,266	10,205	10,451	10,437	10,022
10/17	12,163	12,573	12,921	10,531	12,392
10/18	12,359	12,508	13,870	10,315	11,370
10/19	13,672	14,082	15,857	11,502	12,652
10/20	14,492	14,771	17,397	12,214	12,321
10/21	18,742	20,277	24,862	12,155	15,976
10/22	15,468	16,230	21,230	10,249	12,026
10/23	16,181	17,935	23,383	10,286	13,477
10/24	20,650	23,816	32,272	11,370	16,757
10/25	23,823	29,208	39,196	12,071	20,934

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	15.36%	10.45%	9.07%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

AssetsNet	$ 5,357,650,690
Holdings Count | Holding	2,409
Advisory Fees Paid, Amount	$ 21,398,094
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$5,357,650,690	2,409	49%	$21,398,094

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	46.8%
Common Stock	29.0%
Short-Term InvestmentsFootnote Reference*	14.7%
U.S. Government & Agencies	2.7%
Mortgage-Backed Securities	2.5%
Corporate Bonds	2.3%
Private Equity Funds	1.7%
Collateralized Mortgage Obligations	0.5%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Foreign Government
Other Assets & Liabilities	(0.5%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	11.8%
Thrivent Large Cap Value Fund, Class S	9.0%
Thrivent International Equity Fund, Class S	6.7%
Thrivent Global Stock Fund, Class S	5.1%
Thrivent Mid Cap Stock Fund, Class S	3.5%
Thrivent Core International Equity Fund	3.1%
Thrivent Core Emerging Markets Equity Fund	1.8%
NVIDIA Corporation	1.6%
Thrivent Small Cap Stock Fund, Class S	1.5%
Thrivent Income Fund, Class S	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003603
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Fund
Class Name	A
Trading Symbol	TCAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Moderately Conservative Allocation Fund (excluding sales charge) earned a return of 10.94%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category, which returned 10.38%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	9,550	10,000	10,000	10,000	10,000
10/16	9,898	10,205	10,451	10,437	10,022
10/17	10,759	12,573	12,921	10,531	12,392
10/18	10,711	12,508	13,870	10,315	11,370
10/19	11,792	14,082	15,857	11,502	12,652
10/20	12,435	14,771	17,397	12,214	12,321
10/21	14,063	20,277	24,862	12,155	15,976
10/22	11,813	16,230	21,230	10,249	12,026
10/23	12,124	17,935	23,383	10,286	13,477
10/24	14,468	23,816	32,272	11,370	16,757
10/25	16,051	29,208	39,196	12,071	20,934

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	10.94%	5.24%	5.33%
Class A (including max sales charge)Footnote Reference1	5.92%	4.28%	4.85%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

AssetsNet	$ 1,188,976,351
Holdings Count | Holding	2,394
Advisory Fees Paid, Amount	$ 4,825,171
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,188,976,351	2,394	57%	$4,825,171

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	39.4%
Short-Term InvestmentsFootnote Reference*	14.8%
Common Stock	12.4%
U.S. Government & Agencies	10.9%
Mortgage-Backed Securities	10.2%
Corporate Bonds	9.5%
Collateralized Mortgage Obligations	2.0%
Private Equity Funds	1.1%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.4%
Foreign Government	0.1%
Other Assets & Liabilities	(1.6%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Fund, Class S	10.9%
Thrivent Large Cap Growth Fund, Class S	7.5%
Thrivent Income Fund, Class S	5.5%
Thrivent Short-Term Bond Fund, Class S	3.2%
Thrivent Core Emerging Markets Debt Fund	2.8%
Thrivent International Equity Fund, Class S	2.7%
U.S. Treasury Notes	2.3%
Thrivent High Yield Fund, Class S	2.1%
Thrivent Core International Equity Fund	1.7%
Thrivent Mid Cap Stock Fund, Class S	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003604
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Fund
Class Name	S
Trading Symbol	TCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Moderately Conservative Allocation Fund earned a return of 11.17%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category, which returned 10.38%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	10,000	10,000	10,000	10,000	10,000
10/16	10,405	10,205	10,451	10,437	10,022
10/17	11,338	12,573	12,921	10,531	12,392
10/18	11,317	12,508	13,870	10,315	11,370
10/19	12,487	14,082	15,857	11,502	12,652
10/20	13,198	14,771	17,397	12,214	12,321
10/21	14,966	20,277	24,862	12,155	15,976
10/22	12,601	16,230	21,230	10,249	12,026
10/23	12,952	17,935	23,383	10,286	13,477
10/24	15,510	23,816	32,272	11,370	16,757
10/25	17,242	29,208	39,196	12,071	20,934

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	11.17%	5.49%	5.60%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

AssetsNet	$ 1,188,976,351
Holdings Count | Holding	2,394
Advisory Fees Paid, Amount	$ 4,825,171
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,188,976,351	2,394	57%	$4,825,171

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	39.4%
Short-Term InvestmentsFootnote Reference*	14.8%
Common Stock	12.4%
U.S. Government & Agencies	10.9%
Mortgage-Backed Securities	10.2%
Corporate Bonds	9.5%
Collateralized Mortgage Obligations	2.0%
Private Equity Funds	1.1%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.4%
Foreign Government	0.1%
Other Assets & Liabilities	(1.6%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Fund, Class S	10.9%
Thrivent Large Cap Growth Fund, Class S	7.5%
Thrivent Income Fund, Class S	5.5%
Thrivent Short-Term Bond Fund, Class S	3.2%
Thrivent Core Emerging Markets Debt Fund	2.8%
Thrivent International Equity Fund, Class S	2.7%
U.S. Treasury Notes	2.3%
Thrivent High Yield Fund, Class S	2.1%
Thrivent Core International Equity Fund	1.7%
Thrivent Mid Cap Stock Fund, Class S	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003605
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Fund
Class Name	A
Trading Symbol	AMMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Money Market Fund earned a return of 4.18%, outperforming the average return of its peer group, the Morningstar Money Market-Taxable category, which returned 4.01%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

Line Graph [Table Text Block]
	Class AFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
10/15	10,000	10,000
10/16	10,000	10,437
10/17	10,003	10,531
10/18	10,116	10,315
10/19	10,306	11,502
10/20	10,359	12,214
10/21	10,359	12,155
10/22	10,422	10,249
10/23	10,896	10,286
10/24	11,457	11,370
10/25	11,935	12,071

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class AFootnote Reference1	4.18%	2.87%	1.78%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 3,301,496,021
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 6,966,977
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$3,301,496,021	185	$6,966,977

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	45.7%
U.S. Treasury Debt	29.7%
Investment Company	8.6%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	8.1%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	7.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003607
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Fund
Class Name	S
Trading Symbol	AALXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Money Market Fund earned a return of 4.16%, outperforming the average return of its peer group, the Morningstar Money Market-Taxable category, which returned 4.01%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
10/15	10,000	10,000
10/16	10,000	10,437
10/17	10,031	10,531
10/18	10,161	10,315
10/19	10,361	11,502
10/20	10,419	12,214
10/21	10,419	12,155
10/22	10,488	10,249
10/23	10,967	10,286
10/24	11,531	11,370
10/25	12,011	12,071

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	4.16%	2.88%	1.85%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 3,301,496,021
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 6,966,977
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$3,301,496,021	185	$6,966,977

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	45.7%
U.S. Treasury Debt	29.7%
Investment Company	8.6%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	8.1%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	7.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000002058
Shareholder Report [Line Items]
Fund Name	Thrivent Multisector Bond Fund
Class Name	A
Trading Symbol	AAINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Multisector Bond Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Multisector Bond Fund (excluding sales charge) earned a return of 7.11%, underperforming the average return of its peer group, the Morningstar Multisector Bond category, which returned 7.18%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period. The fund uses Treasury futures to manage interest rate risk exposures and uses swaps to manage relative credit risk exposures, which both had a negative impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index
10/15	9,550	10,000	10,000	10,000
10/16	10,085	10,437	10,863	10,328
10/17	10,504	10,531	11,726	10,383
10/18	10,536	10,315	11,762	10,225
10/19	11,123	11,502	12,966	11,132
10/20	11,327	12,214	13,557	11,571
10/21	11,823	12,155	14,789	11,505
10/22	10,370	10,249	13,115	9,774
10/23	10,724	10,286	13,895	9,693
10/24	12,052	11,370	15,948	10,802
10/25	12,909	12,071	17,224	11,593

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	7.11%	2.65%	3.06%
Class A (including max sales charge)Footnote Reference1	2.26%	1.71%	2.59%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.00%	4.90%	5.59%
Bloomberg U.S. Mortgage-Backed Securities Index	7.32%	0.04%	1.49%

AssetsNet	$ 913,233,661
Holdings Count | Holding	1,801
Advisory Fees Paid, Amount	$ 3,784,863
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$913,233,661	1,801	95%	$3,784,863

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	13.0%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	11.5%
Mortgage-Backed Securities	10.9%
U.S. Affiliated Registered Investment Companies	9.6%
U.S. Government & Agencies	6.4%
Consumer Cyclical	5.1%
Consumer Non-Cyclical	4.9%
Energy	3.8%
Communications Services	3.7%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	82.7%
Registered Investments Companies	11.9%
Short-Term Investments	4.2%
Preferred Stock	1.2%
Common Stock&lt;	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.6
Non-Rated	14.8
D	0.1
C	0.0
CA	0.1
CAA	2.2
B	10.6
BA	13.4
BAA	18.3
A	11.6
AA	16.5
AAA	3.1
U.S. Gov't Guaranteed	6.7

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	9.6%
U.S. Treasury Notes	2.6%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.4%
U.S. Treasury Notes	0.8%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.8%
U.S. Treasury Notes	0.6%
iShares Broad USD High Yield Corporate Bond ETF	0.6%
U.S. Treasury Notes	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent Opportunity Income Plus Fund to Thrivent Multisector Bond Fund to better reflect its investment strategies.

  Effective October 31, 2025, Portfolio Turnover Rate Risk was removed as a principal risk factor for the Fund because its portfolio turnover rate was less than 100% for the fiscal year.

C000002059
Shareholder Report [Line Items]
Fund Name	Thrivent Multisector Bond Fund
Class Name	S
Trading Symbol	IIINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Multisector Bond Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Multisector Bond Fund earned a return of 7.37%, outperforming the average return of its peer group, the Morningstar Multisector Bond category, which returned 7.18%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period. The fund uses Treasury futures to manage interest rate risk exposures and uses swaps to manage relative credit risk exposures, which both had a negative impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index
10/15	10,000	10,000	10,000	10,000
10/16	10,584	10,437	10,863	10,328
10/17	11,050	10,531	11,726	10,383
10/18	11,111	10,315	11,762	10,225
10/19	11,761	11,502	12,966	11,132
10/20	12,009	12,214	13,557	11,571
10/21	12,567	12,155	14,789	11,505
10/22	11,051	10,249	13,115	9,774
10/23	11,457	10,286	13,895	9,693
10/24	12,909	11,370	15,948	10,802
10/25	13,861	12,071	17,224	11,593

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	7.37%	2.91%	3.32%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.00%	4.90%	5.59%
Bloomberg U.S. Mortgage-Backed Securities Index	7.32%	0.04%	1.49%

AssetsNet	$ 913,233,661
Holdings Count | Holding	1,801
Advisory Fees Paid, Amount	$ 3,784,863
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$913,233,661	1,801	95%	$3,784,863

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	13.0%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	11.5%
Mortgage-Backed Securities	10.9%
U.S. Affiliated Registered Investment Companies	9.6%
U.S. Government & Agencies	6.4%
Consumer Cyclical	5.1%
Consumer Non-Cyclical	4.9%
Energy	3.8%
Communications Services	3.7%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	82.7%
Registered Investments Companies	11.9%
Short-Term Investments	4.2%
Preferred Stock	1.2%
Common Stock&lt;	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.6
Non-Rated	14.8
D	0.1
C	0.0
CA	0.1
CAA	2.2
B	10.6
BA	13.4
BAA	18.3
A	11.6
AA	16.5
AAA	3.1
U.S. Gov't Guaranteed	6.7

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	9.6%
U.S. Treasury Notes	2.6%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.4%
U.S. Treasury Notes	0.8%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.8%
U.S. Treasury Notes	0.6%
iShares Broad USD High Yield Corporate Bond ETF	0.6%
U.S. Treasury Notes	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent Opportunity Income Plus Fund to Thrivent Multisector Bond Fund to better reflect its investment strategies.

  Effective October 31, 2025, Portfolio Turnover Rate Risk was removed as a principal risk factor for the Fund because its portfolio turnover rate was less than 100% for the fiscal year.

C000003608
Shareholder Report [Line Items]
Fund Name	Thrivent Municipal Bond Fund
Class Name	A
Trading Symbol	AAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Municipal Bond Fund (excluding sales charge) earned a return of 2.36%, underperforming the average return of its peer group, the Morningstar Muni National Long category, which returned 3.22%. The Fund’s broad-based benchmark, Bloomberg Municipal Bond Index, earned a return of 4.17% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	Bloomberg Municipal Bond Index
10/15	9,550	10,000
10/16	9,912	10,406
10/17	10,026	10,634
10/18	9,917	10,579
10/19	10,786	11,576
10/20	11,053	11,992
10/21	11,443	12,308
10/22	9,795	10,834
10/23	9,902	11,120
10/24	11,196	12,198
10/25	11,460	12,707

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	2.36%	0.73%	1.84%
Class A (including max sales charge)Footnote Reference1	-2.21%	-0.20%	1.37%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

AssetsNet	$ 1,155,814,370
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 4,827,076
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,155,814,370	521	25%	$4,827,076

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Transportation	26.6%
Health Care	22.0%
Education	19.2%
Water & Sewer	6.2%
Tax Revenue	5.7%
General Obligation	5.5%
Other Revenue	5.0%
Electric Revenue	4.3%
Industrial Development Revenue	2.6%
Escrowed/Pre-refunded	1.2%

State Weightings (% of Net Assets)

Texas	13.6%
New York	8.9%
California	5.8%
Florida	5.4%
Illinois	4.4%
Colorado	4.2%
Pennsylvania	4.0%
Ohio	3.6%
Minnesota	3.2%
Michigan	3.0%
Other States	43.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	4.6
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.1
BA	2.2
BAA	21.2
A	21.8
AA	44.0
AAA	6.1
U.S. Gov't Guaranteed	0.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

C000003610
Shareholder Report [Line Items]
Fund Name	Thrivent Municipal Bond Fund
Class Name	S
Trading Symbol	TMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Municipal Bond Fund earned a return of 2.63%, underperforming the average return of its peer group, the Morningstar Muni National Long category, which returned 3.22%. The Fund’s broad-based benchmark, Bloomberg Municipal Bond Index, earned a return of 4.17% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg Municipal Bond Index
10/15	10,000	10,000
10/16	10,404	10,406
10/17	10,549	10,634
10/18	10,459	10,579
10/19	11,398	11,576
10/20	11,703	11,992
10/21	12,140	12,308
10/22	10,414	10,834
10/23	10,552	11,120
10/24	11,961	12,198
10/25	12,275	12,707

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	2.63%	0.96%	2.07%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

AssetsNet	$ 1,155,814,370
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 4,827,076
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,155,814,370	521	25%	$4,827,076

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Transportation	26.6%
Health Care	22.0%
Education	19.2%
Water & Sewer	6.2%
Tax Revenue	5.7%
General Obligation	5.5%
Other Revenue	5.0%
Electric Revenue	4.3%
Industrial Development Revenue	2.6%
Escrowed/Pre-refunded	1.2%

State Weightings (% of Net Assets)

Texas	13.6%
New York	8.9%
California	5.8%
Florida	5.4%
Illinois	4.4%
Colorado	4.2%
Pennsylvania	4.0%
Ohio	3.6%
Minnesota	3.2%
Michigan	3.0%
Other States	43.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	4.6
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.1
BA	2.2
BAA	21.2
A	21.8
AA	44.0
AAA	6.1
U.S. Gov't Guaranteed	0.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

C000003648
Shareholder Report [Line Items]
Fund Name	Thrivent Short-Term Bond Fund
Class Name	A
Trading Symbol	LBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Short-Term Bond Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Short-Term Bond Fund (excluding sales charge) earned a return of 5.77%, outperforming the average return of its peer group, the Morningstar Short-Term Bond category, which returned 5.74%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class AFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Bond Index
10/15	10,000	10,000	10,000
10/16	10,242	10,437	10,131
10/17	10,426	10,531	10,199
10/18	10,495	10,315	10,234
10/19	10,958	11,502	10,734
10/20	11,308	12,214	11,097
10/21	11,439	12,155	11,092
10/22	10,727	10,249	10,551
10/23	11,238	10,286	10,891
10/24	12,149	11,370	11,572
10/25	12,850	12,071	12,158

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class AFootnote Reference1	5.77%	2.59%	2.54%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.07%	1.84%	1.97%

AssetsNet	$ 1,239,092,967
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 3,464,313
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,239,092,967	577	81%	$3,464,313

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	32.4%
Asset-Backed Securities	13.4%
Collateralized Mortgage Obligations	12.5%
U.S. Government & Agencies	7.4%
Consumer Non-Cyclical	6.1%
Consumer Cyclical	5.6%
Technology	4.1%
Commercial Mortgage-Backed Securities	4.0%
Energy	3.6%
Utilities	3.1%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.2%
Short-Term Investments	1.7%
Preferred Stock	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	10.6
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	0.1
BA	3.8
BAA	36.0
A	20.0
AA	10.0
AAA	11.7
U.S. Gov't Guaranteed	7.4

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	3.7%
U.S. Treasury Notes	2.5%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.3%
U.S. Treasury Notes	1.2%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
PPM CLO 2, Ltd.	0.5%
AMSR Trust	0.5%
Tricon Residential Trust	0.5%
UBS Group AG	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent Limited Maturity Bond Fund to Thrivent Short-Term Bond Fund to better reflect its investment strategies.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

C000003650
Shareholder Report [Line Items]
Fund Name	Thrivent Short-Term Bond Fund
Class Name	S
Trading Symbol	THLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Short-Term Bond Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Short-Term Bond Fund earned a return of 5.92%, outperforming the average return of its peer group, the Morningstar Short-Term Bond category, which returned 5.74%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Bond Index
10/15	10,000	10,000	10,000
10/16	10,272	10,437	10,131
10/17	10,468	10,531	10,199
10/18	10,567	10,315	10,234
10/19	11,043	11,502	10,734
10/20	11,424	12,214	11,097
10/21	11,574	12,155	11,092
10/22	10,861	10,249	10,551
10/23	11,405	10,286	10,891
10/24	12,348	11,370	11,572
10/25	13,079	12,071	12,158

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	5.92%	2.76%	2.72%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.07%	1.84%	1.97%

AssetsNet	$ 1,239,092,967
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 3,464,313
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,239,092,967	577	81%	$3,464,313

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	32.4%
Asset-Backed Securities	13.4%
Collateralized Mortgage Obligations	12.5%
U.S. Government & Agencies	7.4%
Consumer Non-Cyclical	6.1%
Consumer Cyclical	5.6%
Technology	4.1%
Commercial Mortgage-Backed Securities	4.0%
Energy	3.6%
Utilities	3.1%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.2%
Short-Term Investments	1.7%
Preferred Stock	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	10.6
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	0.1
BA	3.8
BAA	36.0
A	20.0
AA	10.0
AAA	11.7
U.S. Gov't Guaranteed	7.4

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	3.7%
U.S. Treasury Notes	2.5%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.3%
U.S. Treasury Notes	1.2%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
PPM CLO 2, Ltd.	0.5%
AMSR Trust	0.5%
Tricon Residential Trust	0.5%
UBS Group AG	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent Limited Maturity Bond Fund to Thrivent Short-Term Bond Fund to better reflect its investment strategies.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

C000198646
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Growth Fund
Class Name	S
Trading Symbol	TSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small Cap Growth Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Small Cap Growth Fund earned a return of 4.78%, underperforming the average return of its peer group, the Morningstar Small Growth category, which returned 11.69%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	Russell 2000® Growth Index	S&P SmallCap 600 Growth Index
02/18	10,000	10,000	10,000	10,000
10/18	10,570	10,103	10,017	10,632
10/19	11,102	11,465	10,658	10,926
10/20	15,191	12,629	12,083	10,898
10/21	21,502	18,173	16,729	16,629
10/22	16,519	15,171	12,376	13,857
10/23	14,691	16,442	11,432	13,090
10/24	19,121	22,667	15,604	17,121
10/25	20,036	27,384	18,538	17,954

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 2/28/2018
Class SFootnote Reference1	4.78%	5.69%	9.47%
Russell 3000® Index	20.81%	16.74%	14.02%
Russell 2000® Growth Index	18.81%	8.94%	8.37%
S&P SmallCap 600 Growth Index	4.86%	10.50%	7.92%

AssetsNet	$ 135,040,821
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,606,786
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$135,040,821	80	97%	$1,606,786

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.0%
Short-Term Investments	2.0%

Major Market Sectors (% of Net Assets)

Industrials	29.7%
Information Technology	26.0%
Health Care	14.5%
Consumer Discretionary	11.2%
Financials	7.8%
Consumer Staples	3.4%
Real Estate	2.3%
Materials	1.7%
Communications Services	0.9%
Energy	0.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

BWX Technologies, Inc.	3.0%
EnPro, Inc.	2.7%
Installed Building Products, Inc.	2.1%
RBC Bearings, Inc.	2.1%
Onto Innovation, Inc.	2.0%
JFrog, Ltd.	2.0%
Huron Consulting Group, Inc.	1.9%
Agilysys, Inc.	1.9%
Fabrinet	1.7%
Triumph Financial, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003627
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Fund
Class Name	A
Trading Symbol	AASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Small Cap Stock Fund (excluding sales charge) earned a return of -0.23%, underperforming the average return of its peer group, the Morningstar Small Blend category, which returned 7.64%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index	Russell 2000® Index
10/15	9,550	10,000	10,000	10,000
10/16	10,096	10,424	10,635	10,411
10/17	13,614	12,924	13,605	13,311
10/18	14,224	13,776	14,366	13,557
10/19	15,011	15,635	14,832	14,222
10/20	15,351	17,221	13,687	14,203
10/21	24,159	24,782	21,754	21,418
10/22	21,948	20,688	19,184	17,447
10/23	20,296	22,422	17,715	15,953
10/24	26,799	30,910	23,029	21,388
10/25	26,737	37,343	24,299	24,471

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	-0.23%	11.74%	10.84%
Class A (including max sales charge)Footnote Reference1	-4.73%	10.71%	10.33%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P SmallCap 600® Index	5.51%	12.17%	9.28%
Russell 2000® Index	14.41%	11.50%	9.36%

AssetsNet	$ 2,883,470,193
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 18,808,761
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,883,470,193	85	65%	$18,808,761

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.4%
Registered Investments Companies	2.0%
Short-Term Investments	0.6%

Major Market Sectors (% of Net Assets)

Industrials	20.7%
Financials	16.6%
Information Technology	15.2%
Health Care	14.2%
Consumer Discretionary	9.9%
Materials	6.0%
Consumer Staples	4.1%
Real Estate	4.0%
Energy	3.3%
Utilities	3.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Pegasystems, Inc.	2.5%
BWX Technologies, Inc.	2.3%
Helios Technologies, Inc.	2.1%
iShares Semiconductor ETF	2.0%
Fabrinet	1.9%
TTM Technologies, Inc.	1.9%
Crane NXT Company	1.9%
Barrett Business Services, Inc.	1.7%
JFrog, Ltd.	1.7%
Old Republic International Corporation	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000003629
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Fund
Class Name	S
Trading Symbol	TSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$79	0.79%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Small Cap Stock Fund earned a return of 0.00%, underperforming the average return of its peer group, the Morningstar Small Blend category, which returned 7.64%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index	Russell 2000® Index
10/15	10,000	10,000	10,000	10,000
10/16	10,612	10,424	10,635	10,411
10/17	14,363	12,924	13,605	13,311
10/18	15,046	13,776	14,366	13,557
10/19	15,928	15,635	14,832	14,222
10/20	16,338	17,221	13,687	14,203
10/21	25,776	24,782	21,754	21,418
10/22	23,478	20,688	19,184	17,447
10/23	21,765	22,422	17,715	15,953
10/24	28,804	30,910	23,029	21,388
10/25	28,804	37,343	24,299	24,471

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	0.00%	12.01%	11.16%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P SmallCap 600® Index	5.51%	12.17%	9.28%
Russell 2000® Index	14.41%	11.50%	9.36%

AssetsNet	$ 2,883,470,193
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 18,808,761
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,883,470,193	85	65%	$18,808,761

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.4%
Registered Investments Companies	2.0%
Short-Term Investments	0.6%

Major Market Sectors (% of Net Assets)

Industrials	20.7%
Financials	16.6%
Information Technology	15.2%
Health Care	14.2%
Consumer Discretionary	9.9%
Materials	6.0%
Consumer Staples	4.1%
Real Estate	4.0%
Energy	3.3%
Utilities	3.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Pegasystems, Inc.	2.5%
BWX Technologies, Inc.	2.3%
Helios Technologies, Inc.	2.1%
iShares Semiconductor ETF	2.0%
Fabrinet	1.9%
TTM Technologies, Inc.	1.9%
Crane NXT Company	1.9%
Barrett Business Services, Inc.	1.7%
JFrog, Ltd.	1.7%
Old Republic International Corporation	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.